UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [ ]; Amendment No.:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Rho Capital Partners, Inc.
Address: 152 West 57th Street
         23rd Floor
         New York, New York 10019

13F File Number:  28-5883

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter E. Kalkanis

Title:  Chief Financial Officer

Phone:  212-751-6677


/s/ Peter E. Kalkanis      New York, New York   Dated: August 14, 2003



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                            FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     30

Form 13F Information Table Value Total:     $94,898
                                           (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



       NONE



                                                  FORM 13F INFORMATION TABLE

                                             Value      Shares/  Sh/  Put/ Invstmt Other   Voting Authority
  Name of Issuer   Title of Class   CUSIP    (x$1000)   PrnAmt   Prn  Call Discret Mngrs   Sole Shared None




ACTIVE POWER INC         COM       00504W100     1,401    833,669   SH         Sole        833,669
AGERE SYS INC            CL B      00845V209       245    106,516   SH         Sole        106,516
AIRSPAN NETWORKS INC     COM       00950H102     2,492  1,510,253   SH         Sole      1,510,253
AVANT IMMUNOTHER         COM       053491106     2,601    899,954   SH         Sole        899,954
CAPSTONE TURBINE CORP    COM       14067D102     2,262  2,019,453   SH         Sole      2,019,453
CISCO SYS INC            COM       17275R102       170     10,107   SH         Sole         10,107
COMMERCE ONE INC DEL     COM       200693208       234     99,727   SH         Sole         99,727
CYBERONICS INC           COM       23251P102    22,886  1,061,489   SH         Sole      1,061,489
DIACRIN INC              COM       25243N103     4,830  1,694,867   SH         Sole      1,694,867
DIVERSA CORP             COM       255064107    15,687  1,639,153   SH         Sole      1,639,153
DYAX CORP                COM       26746E103     1,161    284,616   SH         Sole        284,616
EXPEDIA, INC             CL A      302125109       294      3,859   SH         Sole          3,859
FIDELITY NTL SLTNS INC   COM       31620P109       366     14,055   SH         Sole         14,055
GENAERA CORP             COM       36867G100       443    261,890   SH         Sole        261,890
GENZYME-BIOSURGERY       COM       372917708        53     25,801   SH         Sole         25,801
GENZYME CORPORATION      COM       372917104       213      5,098   SH         Sole          5,098
GENZYME-MOLECULAR        COM       372917500       271    115,265   SH         Sole        115,265
INFINITY INC             COM       45663L403        76     12,500   SH         Sole         12,500
IVILLAGE INC             COM       46588H105     2,475  1,672,319   SH         Sole      1,672,319
LA JOLLA PHARMACTCL CO   COM       503459109        43     13,300   SH         Sole         13,300
LUCENT TECHNLOGIES       COM       549463107       817    402,614   SH         Sole        402,614
MILLENNIUM PHARMACTLS    COM       599902103       271     17,258   SH         Sole         17,258
MISSION RESOURCES CORP   COM       605109107     2,335  1,334,409   SH         Sole      1,334,409
MRO SOFTWARE INC         COM       55347W105       630     73,176   SH         Sole         73,176
ONESOURCE INFO SVCS      COM       68272J106     2,757    368,065   SH         Sole        368,065
QUOVADX INC              COM       74913K106       171     62,686   SH         Sole         62,686
SHIRE PHARMACTCLS        SPONS ADR 82481R106       985     50,000   SH         Sole         50,000
SILICON LABORATORIES     COM       826919102     4,351    163,459   SH         Sole        163,459
VERIDIAN CORP DEL        COM       92342R203    18,407    533,691   SH         Sole        533,691
VICURON PHARMCTLS INC    COM       926471103     5,971    421,055   SH         Sole        421,055



